Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) - shares			12 Months Ended
	Oct. 07, 2025	Jul. 01, 2025	Jun. 30, 2026
Stockholders' Equity, Reverse Stock Split	1-for-30
Common Stock [Member]
Issuance of ordinary shares for common control combination		5,300,000	5,300,000